SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted
	Six months ended June 30,
	2014	2013

Volatility	60%-76%	58%-83%
Risk-free interest rate	1.38%-1.80%	0.54%-1.59%
Dividend yield	0%	0%
Expected life (years)	4.6 - 6.0	4.0 - 6.0